INVESTMENT IN BIG RIDGE GOLD CORP. (Details Narrative) - BIG RIDGE GOLD CORP [Member] - CAD ($) shares in Millions	12 Months Ended
	Dec. 31, 2021	Jun. 07, 2021
Statement [Line Items]
Ownership percenatge		19.80%
Recognition fair value		$ 2,185,000
Dilution event	11.00%
Big Ridge issued flow-through shares as part of a private placement	24.4
Fair value of the share position	$ 3,565,000
Estimated equity share of BIG RIDGE GOLD CORP. net loss	$ 106,000